Partnership Distributions (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Partnership Distributions [Abstract]
Partnership distribution made	$ 0.0	$ 0.0	$ 5.0
The Account's share of Partnership distribution			0.2
Purchases of the Partnership by the Real Property Account	$ 0.0	$ 0.0	$ 0.0